VESSELS AND CAPITALIZED DRY-DOCKING - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Vessels and capitalized dry docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs	$ 127.6	$ 121.9	$ 132.8
Other plant and operating equipment | Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense	0.9	0.5	1.1
Land and buildings | Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense	$ 1.4	$ 1.4	$ 2.8